Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

6.	Property and Equipment

Property and equipment are comprised of the following:

	September 30, 2017	December 31, 2016
Computer hardware and purchased software	$323,869	$309,667
Leasehold improvements	221,666	221,666
Furniture and fixtures	88,322	88,322
	633,857	619,655
Less: accumulated depreciation and amortization	(609,888)	(600,872)
Property and equipment, net	$23,969	$18,783

Total depreciation expense on the Company’s property and equipment for the three and nine months ended September 30, 2017 and 2016 amounted to $3,231 and $9,016, and $2,437 and $8,160, respectively.

6.	Property and Equipment

Property and equipment are comprised of the following:

	December 31, 2016	December 31, 2015
Computer hardware and purchased software	$309,667	$302,800
Leasehold improvements	221,666	221,666
Furniture and fixtures	88,322	88,322
	619,655	612,788
Less: accumulated depreciation and amortization	(600,872)	(590,185)
Property and equipment, net	$18,783	$22,603

Total depreciation expense on the Company’s property and equipment for the twelve months ended December 31, 2016 and 2015 amounted to $10,687 and $11,626, respectively.